Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for non- PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on		Net Income ($)(M)	Adjusted Earnings Per Share ($)
					Total Shareholder Return (TSR) ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$17,416,332	$320,849,085	$4,024,535	$69,437,023	$2,656	$160	$832.5	$6.05
2024	$14,994,451	$138,928,408	$3,709,736	$32,293,639	$829	$137	$428.0	$3.88
2023	$13,464,727	$66,304,466	$3,486,199	$16,914,031	$263	$106	$244.4	$2.46
2022	$12,037,172	$17,489,671	$3,418,278	$4,328,888	$101	$75	$180.1	$1.94

Company Selected Measure Name	adjusted earnings per share
Named Executive Officers, Footnote	Column (b) reflects compensation amounts reported in the “Total” column of the Summary Compensation Table for Robert A. Mionis, the President and CEO, for the respective years shown.Column (d) includes the following non-CEO NEOs (collectively, the “Non-CEO NEOs”) in the average figures shown: Mandeep Chawla, Jason Phillips, Todd Cooper and Yann Etienvre.
Peer Group Issuers, Footnote
Column (g) represents, for the relevant fiscal year, the cumulative TSR of the peer group consisting of the S&P Americas BMI Technology Hardware & Equipment Index (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2025, 2024, 2023 and 2022, respectively.

PEO Total Compensation Amount	$ 17,416,332	$ 14,994,451	$ 13,464,727	$ 12,037,172
PEO Actually Paid Compensation Amount	$ 320,849,085	138,928,408	66,304,466	17,489,671
Adjustment To PEO Compensation, Footnote
Column (c) regarding “Compensation Actually Paid” (“CAP”) to the CEO in each of 2025, 2024, 2023 and 2022 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year.

Compensation Actually Paid to PEO:	2025	2024	2023	2022

Summary Compensation Table Total	$17,416,332	$14,994,451	$13,464,727	$12,037,172
Less: Equity Award Values Reported in SCT for the Year	-$12,438,800	-$10,209,050	-$9,174,809	-$7,891,200
Plus: Year-End Fair Value for Equity Awards Granted in the Year that Remained Unvested as of Year-End	$31,500,497	$27,431,000	$22,377,208	$7,155,008
Year over Year Change in Fair Value of Outstanding Unvested Equity Granted in Prior Years	$237,639,315	$94,402,772	$35,156,930	$5,629,129
Change in Fair Value of Equity Awards from Last Day of Prior Year to Vesting Date that Vested during the Year from Prior Years	$46,731,741	$12,309,235	$4,480,410	$559,562
Less: Fair Value of Equity Awards Forfeited during the Year	—	—	—	—
Compensation Actually Paid	$320,849,085	$138,928,408	$66,304,466	$17,489,671

Non-PEO NEO Average Total Compensation Amount	$ 4,024,535	3,709,736	3,486,199	3,418,278
Non-PEO NEO Average Compensation Actually Paid Amount	$ 69,437,023	32,293,639	16,914,031	4,328,888
Adjustment to Non-PEO NEO Compensation Footnote
Column (e) reflects average “compensation actually paid” for our non-CEO NEOs in each of 2025, 2024, 2023 and 2022 in the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year.

Compensation Actually Paid to Non-PEO NEOs:	2025	2024	2023	2022

Summary Compensation Table Total	$4,024,535	$3,709,736	$3,486,199	$3,418,278
Less: Equity Award Values Reported in SCT for the Year	-$2,377,507	-$2,139,705	-$1,993,320	-$1,904,300
Plus: Year-End Fair Value for Equity Awards Granted in the Year that Remained Unvested as of Year-End	$6,021,177	$5,749,243	$4,862,016	$1,726,644
Year over Year Change in Fair Value of Outstanding Unvested Equity Granted in Prior Years	$51,216,583	$21,745,263	$9,410,083	$1,027,977
Change in Fair Value of Equity Awards from Last Day of Prior Year to Vesting Date that Vested during the Year from Prior Years	$10,552,235	$3,229,102	$1,149,053	$60,289
Less: Fair Value of Equity Awards Forfeited during the Year	—	—	—	—
Compensation Actually Paid	$69,437,023	$32,293,639	$16,914,031	$4,328,888

Compensation Actually Paid vs. Total Shareholder Return	CAP Compared to Celestica TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	CAP Compared to Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP Compared to Celestica Adjusted EPS
Total Shareholder Return Vs Peer Group	CAP Compared to Celestica TSR and Peer Group TSR
Tabular List, Table

Revenue
Adjusted operating margin
Non-GAAP free cash flow
Adjusted EPS
Relative TSR

Total Shareholder Return Amount	$ 2,656	829	263	101
Peer Group Total Shareholder Return Amount	160	137	106	75
Net Income (Loss)	$ 832,500,000	$ 428,000,000.0	$ 244,400,000	$ 180,100,000
Company Selected Measure Amount	6.05	3.88	2.46	1.94
PEO Name	Robert A. Mionis
Additional 402(v) Disclosure
Column (f) represents, for the relevant fiscal year, the cumulative TSR of Celestica for the measurement periods ending on December 31 of each of 2025, 2024, 2023 and 2022, respectively.
	Column (h) reflects the Corporation’s net income for 2025, 2024, 2023 and 2022.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted operating margin
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP free cash flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Column (i) in respect of the company-selected measure is adjusted earnings per share for each of 2025, 2024, 2023 and 2022.
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,438,800)	$ (10,209,050)	$ (9,174,809)	$ (7,891,200)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,500,497	27,431,000	22,377,208	7,155,008
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	237,639,315	94,402,772	35,156,930	5,629,129
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,731,741	12,309,235	4,480,410	559,562
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,377,507)	(2,139,705)	(1,993,320)	(1,904,300)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,021,177	5,749,243	4,862,016	1,726,644
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,216,583	21,745,263	9,410,083	1,027,977
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,552,235	3,229,102	1,149,053	60,289
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0